Contingent liabilities and legal proceedings	12 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities and legal proceedings	19. Contingent liabilities and legal proceedings
Accounting policies
Provision is made for the anticipated settlement costs of legal or other disputes against the group where it is considered to be probable that a liability exists and a reliable estimate can be made of the likely outcome. Where it is possible that a settlement may be reached or it is not possible to make a reliable estimate of the estimated financial effect, appropriate disclosure is made but no provision created.
Critical accounting judgements and estimates
Judgement is necessary in assessing the likelihood that a claim will succeed, or a liability will arise, and an estimate to quantify the possible range of any settlement. Due to the inherent uncertainty in this evaluation process, actual losses may be different from the liability originally estimated. The group may be involved in legal proceedings in respect of which it is not possible to make a reliable estimate of any expected settlement. In such cases, appropriate disclosure is provided but no provision is made and no contingent liability is quantified.
(a) Guarantees and related matters
As of 30 June 2024, the group has no material unprovided guarantees or indemnities in respect of liabilities of third parties.
(b) Acquisition of USL shares from UBHL and related proceedings in relation to the USL transaction
On 4 July 2013, Diageo completed its acquisition, under a share purchase agreement with United Breweries (Holdings) Limited
(UBHL) and various other sellers (the SPA), of shares representing 14.98% in USL, including shares representing 6.98% from
UBHL. The SPA was signed on 9 November 2012 as part of the transaction announced by Diageo in relation to USL on that day (the
Original USL Transaction). Following a series of further transactions, as of 30 June 2024, Diageo has a 55.88% investment in USL
(excluding 2.38% owned by the USL Benefit Trust).
Prior to the acquisition from UBHL on 4 July 2013, the High Court of Karnataka (High Court) had granted leave to UBHL under the
Indian Companies Act 1956 (the Leave Order) to enable the sale by UBHL to Diageo to take place (the UBHL Share Sale)
notwithstanding the continued existence of certain winding-up petitions that were pending against UBHL on the date of the SPA. At the time of the completion of the UBHL Share Sale, the Leave Order remained subject to review on appeal. However, as stated by
Diageo at the time of closing, it was considered unlikely that any appeal process in respect of the Leave Order would definitively conclude on a timely basis and, accordingly, Diageo waived the conditionality under the SPA relating to the absence of insolvency proceedings in relation to UBHL and acquired the 6.98% stake in USL from UBHL at that time.
Following appeal and counter-appeal in respect of the Leave Order, this matter is now before the Supreme Court of India which has issued an order that the status quo be maintained with regard to the UBHL Share Sale pending a hearing on the matter before it.
Following a number of adjournments, the next date for a substantive hearing is yet to be fixed.
In separate proceedings, the High Court passed a winding-up order against UBHL on 7 February 2017, and appeals filed by UBHL against that order have since been dismissed, initially by a division bench of the High Court and subsequently by the Supreme Court of India.
Diageo continues to believe that the acquisition price of INR 1,440 per share paid to UBHL for the USL shares is fair and reasonable as regards UBHL, UBHL’s shareholders and UBHL’s secured and unsecured creditors. However, adverse results for Diageo in the proceedings referred to above could, absent leave or relief in other proceedings, ultimately result in Diageo losing title to the 6.98%
stake in USL acquired from UBHL. Diageo believes, including by reason of its rights under USL’s articles of association to nominate USL’s CEO and CFO and the right to appoint, through USL, a majority of the directors on the boards of USL’s subsidiaries as well as its ability as promoter to nominate for appointment up to two-thirds of USL’s directors for so long as the chairperson of USL is an independent director, that it would remain in control of USL and would continue to be able to consolidate
USL as a subsidiary for accounting purposes regardless of the outcome of this litigation.
There can be no certainty as to the outcome of the existing or any further related legal proceedings or the time frame within which they would be concluded.
(c) Continuing matters relating to Dr Vijay Mallya and affiliates
On 25 February 2016, Diageo and USL each announced that they had entered into arrangements with Dr Mallya under which he had agreed to resign from his position as a director and as chair of USL and from his positions in USL’s subsidiaries.
Diageo’s agreement with Dr Mallya (the February 2016 Agreement) provided for a payment of $75 million to Dr Mallya over a five-
year period of which $40 million was paid on the signing of the February 2016 Agreement with the balance being payable in equal instalments of $7 million a year over five years (2017-2021). All payments were subject to and conditional on Dr Mallya’s compliance with the agreement. The February 2016 Agreement also provided for the release of Dr Mallya’s personal obligations to indemnify Diageo Holdings Netherlands B.V. (DHN) in respect of its earlier liability ($141 million) under a backstop guarantee of certain borrowings of Watson Limited (Watson) (a company affiliated with Dr Mallya).
On account of various breaches and other provisions of agreements between Dr Mallya and persons connected with him and Diageo and/or USL, Diageo did not make the five instalment payments due during the five-year period between 2017 and 2021. In addition,
Diageo has also demanded that Dr Mallya repay the $40 million paid by Diageo in February 2016 and sought compensation for various losses incurred by the relevant members of the Diageo group.
On 16 November 2017, Diageo and other relevant members of the Diageo group commenced claims in the High Court of Justice in
England and Wales (the English High Court) against Dr Mallya in relation to these matters. At the same time DHN also commenced claims in the English High Court against Dr Mallya, his son Sidhartha Mallya, Watson and Continental Administration Services
Limited (CASL) (a company affiliated with Dr Mallya and understood to hold assets on trust for him and certain persons affiliated with him) for in excess of $142 million (plus interest) in relation to Watson’s liability to DHN in respect of its borrowings referred to above and the breach of associated security documents. Dr Mallya, Sidhartha Mallya and the relevant affiliated companies filed a defence to these claims, and Dr Mallya also filed a counterclaim for payment of the two instalment payments that had by that time been withheld as described above.
Diageo continues to prosecute its claims and to defend the counterclaim. As part of these proceedings, Diageo and the other relevant members of its group filed an application for strike out and/or summary judgement in respect of certain aspects of the defence filed by Dr Mallya and the other defendants, including their defence in relation to Watson and CASL’s liability to repay DHN. The application was successful resulting in Watson being ordered to pay approximately $135 million plus various amounts in respect of interest to DHN, with CASL being held liable as co-surety for 50% of any such amount unpaid by Watson. These amounts were, contrary to the relevant orders, not paid by the relevant deadlines and Watson and CASL’s remaining defences in the proceedings were struck out. Diageo and DHN have accordingly sought asset disclosure and are considering further enforcement steps against
Watson and CASL, both in the United Kingdom and in other jurisdictions where they are present or hold assets.
A trial of the remaining elements of these claims was due to commence on 21 November 2022. However, on 26 July 2021 Dr Mallya
was declared bankrupt by the English High Court pursuant to a bankruptcy petition presented by a consortium of Indian banks.
Diageo and the relevant members of its group have informed the Trustee in Bankruptcy of their position as creditors in the bankruptcy and have engaged with the Trustee regarding their claims and the status of the current proceedings. An appeal by Dr
Mallya against his bankruptcy (and an appeal by the bank consortium against orders made in the course of the bankruptcy proceedings) was scheduled to be heard in April 2024, but the court has vacated the hearing date. In light of the uncertainty posed by the ongoing bankruptcy appeals, the trial of Diageo’s claim, which was scheduled to take place in March 2025, is expected to be deferred further based on the anticipated relisting of the bankruptcy appeals.
At this stage, it is not possible to assess the extent to which the various ongoing proceedings related to the bankruptcy will affect the remaining elements of the claims by Diageo and the relevant members of its group.
Upon completion of an initial inquiry in April 2015 into past improper transactions which identified references to certain additional parties and matters, USL carried out an additional inquiry into these transactions (Additional Inquiry) which was completed in July
2016. The Additional Inquiry, prima facie, identified transactions indicating actual and potential diversion of funds from USL and its
Indian and overseas subsidiaries to, in most cases, entities that appeared to be affiliated or associated with Dr Mallya. All amounts identified in the Additional Inquiry have been provided for or expensed in the financial statements of USL or its subsidiaries in the respective prior periods. USL has filed recovery suits against relevant parties identified pursuant to the Additional Inquiry.
Further, at this stage, it is not possible for the management of USL to estimate the financial impact on USL, if any, arising out of potential non-compliance with applicable laws in relation to such fund diversions.
(d) Other matters in relation to USL
In respect of the Watson backstop guarantee arrangements, the Securities and Exchange Board of India (SEBI) issued a notice to
Diageo on 16 June 2016 that if there is any net liability incurred by Diageo (after any recovery under relevant security or other arrangements, which matters remain pending) on account of the Watson backstop guarantee, such liability, if any, would be considered to be part of the price paid for the acquisition of USL shares under the SPA which formed part of the Original USL
Transaction and that, in that case, additional equivalent payments would be required to be made to those shareholders (representing
0.04% of the shares in USL) who tendered in the open offer made as part of the Original USL Transaction. Diageo believes that the
Watson backstop guarantee arrangements were not part of the price paid or agreed to be paid for any USL shares under the Original
USL Transaction and that therefore SEBI's decision was not consistent with applicable law, and Diageo appealed against it before the Securities Appellate Tribunal, Mumbai (SAT). On 1 November 2017, SAT issued an order in respect of Diageo’s appeal in which, amongst other things, it observed that the relevant officer at SEBI had neither considered Diageo’s earlier reply nor provided
Diageo with an opportunity to be heard, and accordingly directed SEBI to pass a fresh order after giving Diageo an opportunity to be heard. Following SAT’s order, Diageo made its further submissions in the matter, including at a personal hearing before a Deputy
General Manager of SEBI. On 26 June 2019, SEBI issued an order reiterating the directions contained in its previous notice dated 16
June 2016. As with the previous SEBI notice, Diageo believes that SEBI's latest order is not consistent with applicable law. Diageo appealed against this order before SAT and, after a hearing in March 2023, SAT allowed Diageo’s appeal on 26 July 2023.
Accordingly, SEBI’s order dated 26 June 2019 stands quashed at present. Under applicable law, SEBI has filed an appeal against
SAT’s order before the Supreme Court of India, which is scheduled to be heard in October 2024. However, there can be no certainty as to its outcome or the timeframe within which any such appeal would be concluded.
(e) USL’s dispute with IDBI Bank Limited
Prior to the acquisition by Diageo of a controlling interest in USL, USL had prepaid a term loan taken through IDBI Bank Limited
(IDBI), an Indian bank, which was secured on certain fixed assets and brands of USL, as well as by a pledge of certain shares in USL held by the USL Benefit Trust (of which USL is the sole beneficiary). The maturity date of the loan was 31 March 2015. IDBI disputed the prepayment, following which USL filed a writ petition in November 2013 before the High Court of Karnataka (the High
Court) challenging the bank’s actions.
Following the original maturity date of the loan, USL received notices from IDBI seeking to recall the loan, demanding a further sum of INR 459 million ($6 million) on account of the outstanding principal, accrued interest and other amounts, and also threatening to enforce the security in the event that USL did not make these further payments. Pursuant to an application filed by
USL before the High Court in the writ proceedings, the High Court directed that, subject to USL depositing such further amount with the bank (which amount was duly deposited by USL), the bank should hold the amount in a suspense account and not deal with any of the secured assets including the shares until disposal of the original writ petition filed by USL before the High Court.
On 27 June 2019, a single judge bench of the High Court issued an order dismissing the writ petition filed by USL, amongst other things, on the basis that the matter involved an issue of breach of contract by USL and was therefore not maintainable in exercise of the court’s writ jurisdiction. USL filed an appeal against this order before a division bench of the High Court, which on 30 July 2019 issued an interim order directing the bank to not deal with any of the secured assets until the next date of hearing. On 13 January
2020, the division bench of the High Court admitted the writ appeal and extended the interim stay. This appeal is currently pending.
Based on the assessment of USL’s management supported by external legal opinions, USL continues to believe that it has a strong case on the merits and therefore continues to believe that the secured assets will be released to USL and the aforesaid amount of
INR 459 million ($6 million) remains recoverable from IDBI.
(f) Tax
The international tax environment has seen increased scrutiny and rapid change over recent years bringing with it greater uncertainty for multinationals. Against this backdrop, Diageo has been monitoring developments and continues to engage transparently with the tax authorities in the countries where it operates to ensure that the group manages its arrangements on a sustainable basis.
The group operates in a large number of markets with complex tax and legislative regimes that are open to subjective interpretation.
In the context of these operations, it is possible that tax exposures which have not yet materialised (including those which could arise as part of tax assessments) may result in losses to the group. Where the potential tax exposures are known to us and may lead to a possible material outflow, the group assesses the disclosure of such matters as contingent liabilities, taking into account both assessed and unassessed amounts (if any), their size and nature, relevant regulatory requirements and potential prejudice of the future resolution or assessment thereof.
Diageo has a large number of ongoing tax cases in Brazil and India, for which contingent liabilities are disclosed on the basis of the current known possible exposure from tax assessment values. While not all of these cases are individually significant, the current aggregate known possible exposure from tax assessment values is up to approximately $853 million for Brazil and up to approximately $118 million for India. The group believes that the likelihood that the tax authorities will ultimately prevail is lower than probable but higher than remote. Due to the fiscal environment in Brazil and in India, the possibility of further tax assessments related to the same matters cannot be ruled out and the judicial processes may take extended periods to conclude. Based on its current assessment, Diageo believes that no provision is required in respect of these issues.
Payments were made under protest in India in respect of the periods 1 April 2006 to 31 March 2019 in relation to tax assessments where the risk is considered to be remote or possible. These payments have to be made in order to be able to challenge the assessments and as such have been recognised as a receivable in the group's balance sheet. The total amount of payments under protest recognised as a receivable as at 30 June 2024 is $159 million (corporate tax payments of $146 million and indirect tax payments of $13 million).
(g) UK pension fund
In June 2023, the UK High Court (Virgin Media Limited v NTL Pension Trustees II Limited) ruled that certain historical amendments for contracted out defined benefit schemes were invalid if they were not accompanied by the correct actuarial confirmation. Following a hearing in late June 2024, the UK Court of Appeal issued judgment on 25 July 2024 upholding this ruling.
The group and its UK pension scheme trustee are reviewing this development and considering any implications for the UK pension fund.
(h) Other
The group has extensive international operations and routinely makes judgements on a range of legal, customs and tax matters which are incidental to the group's operations. Some of these judgements are or may become the subject of challenges and involve proceedings, the outcome of which cannot be foreseen. In particular, the group is currently a defendant in various customs proceedings that challenge the declared customs value of products imported by certain Diageo companies. Diageo continues to defend its position vigorously in these proceedings.
Save as disclosed above, neither Diageo, nor any member of the Diageo group, is or has been engaged in, nor (so far as Diageo is aware) is there pending or threatened by or against it, any legal or arbitration proceedings which may have a significant effect on the financial position of the Diageo group.